Provisions - Disclosure of Movements of Provisions Explanatory (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Movements of Provisions [Line Items]
Beginning balance	€ 131	€ 91	€ 74
Provisions acquired through business combinations	74
Additional provisions recognized	67	72	34
Unused amounts reversed	(51)	0	(1)
Used during the year	(90)	(41)	(10)
Reclassifications	(17)	8	(3)
Impact of currency translation	(4)	1	(3)
Ending balance	110	131	91
Non-current provisions	46	3	3
Current provisions	64	128	88
Current, Restructuring provision	44	51
Group Tax Provisions [Member]
Disclosure of Movements of Provisions [Line Items]
Beginning balance	34	59	58
Provisions acquired through business combinations	26
Additional provisions recognized	4	4	7
Unused amounts reversed	(36)	0	0
Used during the year	(1)	0	0
Reclassifications	2	(30)	(3)
Impact of currency translation	(3)	1	(3)
Ending balance	26	34	59
Non-current, Group tax provision	23	2	2
Current, Group tax provision	3	32	57
Restructuring provision [member]
Disclosure of Movements of Provisions [Line Items]
Beginning balance	51	31	14
Provisions acquired through business combinations	9
Additional provisions recognized	56	63	27
Unused amounts reversed	(12)	0	0
Used during the year	(58)	(41)	(10)
Reclassifications	0	(2)	0
Impact of currency translation	(2)	0	0
Ending balance	44	51	31
Non-current, Restructuring provision	0	0	0
Current, Restructuring provision	44	51	31
Warranty provision [member]
Disclosure of Movements of Provisions [Line Items]
Beginning balance	0
Provisions acquired through business combinations	25
Additional provisions recognized	7
Unused amounts reversed	0
Used during the year	(5)
Reclassifications	0
Impact of currency translation	0
Ending balance	27	0
Non-current, Warranty provision	16
Current, Warranty provision	11
Miscellaneous other provisions [member]
Disclosure of Movements of Provisions [Line Items]
Beginning balance	46	1	2
Provisions acquired through business combinations	14
Additional provisions recognized	0	5	0
Unused amounts reversed	(2)	0	(1)
Used during the year	(25)	0	0
Reclassifications	(19)	40	0
Impact of currency translation	(1)	0	0
Ending balance	13	46	1
Non-current, Other provisions	7	1	1
Current, Other provisions	€ 6	€ 45	€ 0